Shareholder's Equity - Progression of the components of accumulated other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		$ 192
Other comprehensive income (loss), net of tax		74	$ (277)	$ 162
AOCI ending balance		266	192
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, Pretax		117	(440)	284
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, tax		(41)	154	(99)
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, net of tax		76	(286)	185
Reclassification from accumulated other comprehensive income, pretax	[1]	9	13	(35)
Reclassification from accumulated other comprehensive income, tax	[1]	(3)	(5)	12
Reclassification from accumulated other comprehensive income, net of tax		6	8	(23)
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		126	(427)	249
Other comprehensive income (loss), tax		(44)	149	(87)
Other comprehensive income (loss), net of tax		82	(278)	162
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	[2]	191	469	307
AOCI ending balance	[2]	273	191	469
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		(12)	1	0
Other comprehensive income (loss), tax		4	0	0
Other comprehensive income (loss), net of tax		(8)	1	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		1	0	0
AOCI ending balance		(7)	1	0
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		114	(426)	249
Other comprehensive income (loss), tax		(40)	149	(87)
Other comprehensive income (loss), net of tax		74	(277)	162
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		192	469	307
Other comprehensive income (loss), net of tax		74	(277)	162
AOCI ending balance		$ 266	$ 192	$ 469

[1]	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings: OCI component Affected line in the statement of earnings Pretax Realized gains on securities Tax Provision for income taxes
[2]	Includes net unrealized gains of $34 million at December 31, 2016 compared to net unrealized gains of $33 million and $37 million at December 31, 2015 and 2014, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.